PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

As of March 31, 2022 and December 31, 2021, the Company had $5,266 and $5,793 in property and equipment, all located at its Bari location in Italy. As of March 31, 2022 all property and equipment and leaseholds at its US locations had been fully depreciated.